Note 26 - Earnings Per Share - Earnings Per Share Computations (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Statement Line Items [Line Items]
Issued shares at the beginning of year (note 24) (in shares)	10,763,041	10,603,153	10,603,153
Issued shares post consolidation (in shares)	10,763,041	10,603,153	10,603,153
Weighted average shares issued (in shares)	940,489	138,736
Weighted average number of shares at December 31 (in shares)	11,703,530	10,741,889	10,603,153
Weighted average at December 31 (in shares)	11,703,530	10,603,851	10,603,153
Effect of dilutive options (in shares)	13,173	143,267	698
Weighted average number of shares (diluted) at December 31 (in shares)	11,716,703	10,747,118	10,603,851
Profit for the year attributable to owners of the Company (basic and diluted) | $	$ 20,780	$ 42,018	$ 10,766
Blanket Mine Employee Trust Adjustment | $	(485)	(986)	(280)
Profit attributable to ordinary shareholders (basic and diluted) | $	$ 20,295	$ 41,032	$ 10,486
Basic earnings per share - $	1.73	3.82	0.99
Diluted earnings per share - $	1.73	3.81	0.99